Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Inventory1 [Line Items]
Gold and silver bullion	$ 35,052	$ 47,916
In-process inventory	16,345	11,464
Ore stock-pile inventory	58,546	55,498
Materials and supplies	124,028	91,567
Total Inventories	233,971	206,445
Fekola
Inventory1 [Line Items]
Ore stock-pile inventory	37,000	39,000
Otjikoto
Inventory1 [Line Items]
Ore stock-pile inventory	18,000	13,000
Masbate
Inventory1 [Line Items]
Ore stock-pile inventory	2,000	4,000
El Limon and La Libertad
Inventory1 [Line Items]
Net realizable value adjustment	$ 2,000	$ 2,000